Exhibit 99.17

Client Name:
Client Project Name:	JPMMT 2019-LTV1
Start - End Dates:	4/24/2018 - 11/1/2018
Deal Loan Count:	13
Report Run Date:

Rating Agency ATR QM Data Fields

Loans in Report:	13

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
300890556	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	16423.28	XXX	5.2066	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300911656	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	17377	XXX	5.1156	Employed	Unemployed	U.S. Citizen	U.S. Citizen	No	0
300911655	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	16763.75	XXX	5.3633	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300973674	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	8203.4	XXX	4.8783	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300993751	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	3705.2	XXX	5.2094	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300998361	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	2320	XXX	4.8002	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301003608	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	6082.29	XXX	4.7203	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300929234	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	2462.35	XXX	4.9422	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300925197	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	10906.95	XXX	5.2935	Retired	(No Data)	U.S. Citizen	(No Data)	No	0
300994028	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	9051.95	XXX	5.3022	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300746840	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	1395	XXX	5.2751	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300823206	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	9458.6	XXX	4.8039	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300932237	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	1006.95	XXX	4.9039	Employed	Employed	U.S. Citizen	Permanent Resident Alien	No	0

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.